16. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Details Narrative
Lease expense	$ 399,906	$ 393,707	$ 398,266